UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
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               QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                           MANAGEMENT INVESTMENT COMPANY

                    INVESTMENT COMPANY ACT FILE NUMBER 811-21088

                      MERCANTILE ABSOLUTE RETURN FUND, LLC
               (Exact name of registrant as specified in charter)
                                    --------


                                 Two Hopkins Plaza
                                Baltimore, MD 21201
                 (Address of principal executive offices) (Zip code)

                        SEI Investments Global Funds Services
                               One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

         REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-410-237-5223

                     DATE OF FISCAL YEAR END: MARCH 31, 2005

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2004


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ITEM 1.   SCHEDULE OF INVESTMENTS






MERCANTILE ABSOLUTE RETURN FUND LLC

QUARTERLY REPORT (UNAUDITED)
DECEMBER 31, 2004











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MERCANTILE ABSOLUTE RETURN FUND LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
DECEMBER 31, 2004
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INVESTMENTS                                                       COST             VALUE         % OF NET ASSETS

INVESTMENT FUNDS
CONVERTIBLE / CAPITAL STRUCTURE ARBITRAGE
    Akanthos Arbitrage Fund, L.P.                                $ 1,750,000       $ 1,835,648               3.35%
    Alta Partners, L.P.                                            1,500,000         1,668,080               3.05
                                                            ----------------- ----------------- ------------------
                  Total Convertible / Capital
                    Structure Arbitrage                            3,250,000         3,503,728               6.40
CREDIT BASED

    Arx Global High Yield Securities Fund I, L.P.                  1,500,000         2,133,267               3.90
    Blue Mountain Credit, L.P.                                     2,000,000         2,103,814               3.84
    Chatham Asset Partners HY Fund, L.P.                           2,000,000         2,161,869               3.95
    Satellite Credit Opportunities Fund, Ltd.                      2,000,000         2,713,534               4.96
                                                            ----------------- ----------------- ------------------
                  Total Credit Based
                                                                   7,500,000         9,112,484              16.65
EVENT DRIVEN

    Aspen Partners, L.P.                                           1,500,000         2,000,037               3.65
    Canyon Value Realization Fund, L.P.                            2,500,000         3,271,042               5.98
    Cerberus Partners, L.P.                                        2,000,000         2,771,355               5.06
    Farallon Capital Offshore Investors, Inc.                      2,000,000         2,887,599               5.28
    Perry Partners, L.P.                                           2,000,000         2,550,779               4.66
                                                            ----------------- ----------------- ------------------
                  Total Event Driven
                                                                  10,000,000        13,480,812              24.63
FIXED INCOME ARBITRAGE

    BlueCrest Capital, L.P.                                        2,250,000         2,439,197               4.46
    Brevan Domestic Fund, L.P.                                     1,000,000         1,115,096               2.04
    Grossman Currency Fund, L.P.                                     700,000           816,605               1.49
    Highland Opportunity Fund, L.P.                                1,750,000         1,908,259               3.49
    MKP Opportunity, L.P.                                          1,750,000         1,918,438               3.51
    Obsidian Fund, L.L.C.                                          2,250,000         2,568,806               4.69
    PIMCO Global Relative Value Fund, L.L.C.                         870,346           897,608               1.64
    South Hill Trading Corporation                                 1,750,000         1,880,747               3.44
                                                            ----------------- ----------------- ------------------
                  Total Fixed Income Arbitrage
                                                                  12,320,346        13,544,756              24.76
HEDGED EQUITY
    Henderson UK Equity Market Neutral Fund, Ltd.                  1,500,000         1,560,171               2.85
                                                            ----------------- ----------------- ------------------
MULTI-STRATEGY
    Amaranth Partners, L.L.C.                                      2,800,000         3,447,162               6.30
    Animi Fund, L.P.                                               2,000,000         2,156,560               3.94
    BBT Partners, L.P.                                             1,266,078         1,453,145               2.66
    Elliott Associates, L.P.                                       2,000,000         2,542,302               4.65
    Millennium USA, L.P.                                              15,675            25,895               0.05
                                                            ----------------- ----------------- ------------------
                  Total Multi-Strategy
                                                                   8,081,753         9,625,064              17.60
                                                            ----------------- ----------------- ------------------
                  Total Investment Funds                          42,652,099        50,827,015              92.89
INVESTMENT COMPANIES
    SEI Daily Income Trust Money Market Fund                       2,776,247         2,776,247               5.07
                                                            ----------------- ----------------- ------------------
                  Total Investment Companies                       2,776,247         2,776,247               5.07
                                                            ----------------- ----------------- ------------------
                  Total Investments *                           $ 45,428,346      $ 53,603,262              97.96%
                                                            ----------------- ----------------- ------------------

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MERCANTILE ABSOLUTE RETURN FUND LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
DECEMBER 31, 2004
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* Percentages are based on net assets of $54,720,637. The aggregate cost of investments for tax purposes was $45,428,346. Net unrealized appreciation on investments for tax purposes was $8,174,916 consisting of $8,174,916 of gross unrealized appreciation and $0 of gross unrealized depreciation.

The investments in Investment Funds shown above, representing 92.89% of members' capital, have been fair valued in accordance with procedures established by the Board of Directors.

SUBSEQUENT EVENT

The following purchases of investments were made as of January 1, 2005 (INVESTMENTS ARE NOT REFLECTED IN THE SCHEDULE OF INVESTMENTS ABOVE):

   o 32 Capital Fund, LLC   $1,000,000
   o Ascend Partners Sapient, L.P.   $1,000,000
   o Thruway Partners, L.P.   $1,000,000


For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


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ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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                               SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mercantile Absolute Return Fund, LLC


/s/ Kevin A. McCreadie
-----------------------------
Kevin A. McCreadie
Principal Executive Officer


Date: February 24, 2005




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Kevin A. McCreadie
-----------------------------
Kevin A. McCreadie
Principal Executive Officer

Date: February 24, 2005


/s/ Bonnie C. Railey
-----------------------------
Bonnie C. Railey
Principal Financial Officer


Date: February 24, 2005